Consolidated Statement of Changes in Stockholders' Deficit Equity - USD ($)	Total	Scenario Previously Reported Member	Restatement Adjustment Member	Common Stock	Common Stock Scenario Previously Reported Member	Common Stock Restatement Adjustment Member	Preferred Stock Convertible Preferred Stock	Preferred Stock Convertible Preferred Stock Scenario Previously Reported Member	Preferred Stock Convertible Preferred Stock Restatement Adjustment Member	Additional Paid-In Capital	Additional Paid-In Capital Scenario Previously Reported Member	Additional Paid-In Capital Restatement Adjustment Member	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Scenario Previously Reported Member	Retained Earnings (Accumulated Deficit) Restatement Adjustment Member	Treasury Stock	Treasury Stock Scenario Previously Reported Member	Treasury Stock Restatement Adjustment Member
Beginning balance at Dec. 31, 2019		$ (31,412,734)			$ 119			$ 66,290,289			$ 2,525,228			$ (33,717,081)			$ (221,000)
Beginning balance, Shares at Dec. 31, 2019					1,194,163			15,430,205									(650,000)
Excess cash received over fair value of Private Placement Warrants	$ 200,373									$ 200,373
Net Income(loss)	(21,671,394)												$ (21,671,394)
Issuance of common stock pursuant to PIPE investment	7,999,961			$ 122						7,999,839
Issuance of common stock pursuant to PIPE investment, Shares				1,219,281
Exercise of stock options and release of notes' recourse provision	6,751			$ 459						6,292
Exercise of stock options and release of notes' recourse provision , Shares				4,591,905
Share-based compensation	992,080									992,080
Ending balance at Dec. 31, 2020	22,405,326	(51,884,924)	$ 22,405,000	$ 3,865	$ 343	$ 4,000	$ 0	$ 74,290,250		78,010,936	3,724,208	$ 78,010,000	(55,609,475)	(55,388,475)		$ 0	$ (221,000)
Ending balance, Shares at Dec. 31, 2020				38,654,855	3,427,555	38,655,000	0	16,023,234								0	(650,000)
Beginning Balance, Shares at Dec. 31, 2019				32,843,669		31,649,506			(15,430,205)									650,000
Beginning balance at Dec. 31, 2019	34,877,555		66,290,289	$ 3,284		$ 3,165			$ (66,290,289)	68,812,352		66,287,124	(33,938,081)		$ (221,000)			$ 221,000
Net Income(loss)	(12,786,000)												(12,786,000)
Share-based compensation	254,000									254,000
Ending balance at Mar. 31, 2021	9,882,000			$ 4,000						78,273,000			(68,395,000)
Ending balance, Shares at Mar. 31, 2021				39,657,000
Beginning Balance, Shares at Dec. 31, 2020				38,654,855		35,227,300			(16,023,234)									650,000
Beginning balance at Dec. 31, 2020	22,405,326		74,290,250	$ 3,865		$ 3,522			$ (74,290,250)	78,010,936		74,286,000	(55,609,475)		(221,000)			$ 221,000
Exercise of stock options and release of notes' recourse provision, Shares				1,002
Exercise of stock options and release of notes' recourse provision	9,000									9,000
Beginning balance at Dec. 31, 2020	22,405,326	(51,884,924)	22,405,000	$ 3,865	$ 343	$ 4,000	$ 0	$ 74,290,250		78,010,936	3,724,208	78,010,000	(55,609,475)	(55,388,475)		$ 0	$ (221,000)
Beginning balance, Shares at Dec. 31, 2020				38,654,855	3,427,555	38,655,000	0	16,023,234								0	(650,000)
Excess cash received over fair value of Private Placement Warrants	2,245,000									2,245,000
Net Income(loss)	(67,883,898)												(67,883,898)
Exercise of stock options and release of notes' recourse provision	$ 87,580			$ 126						87,454
Exercise of stock options and release of notes' recourse provision , Shares	218,925			1,258,245
Share-based compensation	$ 855,396									855,396
Issuance of equity warrants to related party	2,200,658									2,200,658
Ending balance at Dec. 31, 2021	(40,089,938)	$ (114,380,000)		$ 3,991			$ 0	$ 74,290,000		83,399,444	$ 9,113,000	83,399,000	(123,493,373)			$ 0
Ending balance, Shares at Dec. 31, 2021				39,913,100	4,040,000	39,913,000	0	16,023,000								0	(650,000)
Beginning Balance, Shares at Dec. 31, 2020				38,654,855		35,227,300			(16,023,234)									650,000
Beginning balance at Dec. 31, 2020	22,405,326		74,290,250	$ 3,865		$ 3,522			$ (74,290,250)	78,010,936		74,286,000	(55,609,475)		(221,000)			$ 221,000
Exercise of Legacy Fast Radius warrants, shares				(32,900,000)
Net Income(loss)	(44,600,000)												(44,600,000)
Issuance of common stock pursuant to PIPE investment	75,000,000			$ 1,000						74,999,000
Issuance of common stock pursuant to PIPE investment, Shares				7,500,000
Exercise of stock options and release of notes' recourse provision	63,000									63,000
Exercise of stock options and release of notes' recourse provision , Shares				441,000
Share-based compensation	20,368,000									20,368,000
Ending balance at Mar. 31, 2022	32,446,000			$ 7,000						225,373,000			(192,934,000)	$ (123,272,000)			$ (221,000)
Ending balance, Shares at Mar. 31, 2022				73,041,000
Beginning Balance, Shares at Dec. 31, 2021						35,873,000			(16,023,000)									650,000
Beginning balance at Dec. 31, 2021			$ 74,290,000			$ 4,000			$ (74,290,000)			$ 74,286,000			$ (221,000)			$ 221,000
Effect of Business Combination and recapitalization, net of redemptions and issuance costs, Shares				11,737,000
Effect of Business Combination and recapitalization, net of redemptions and issuance costs	3,030,000			$ 1,000						3,029,000
Issuance of common stock upon conversion of convertible notes, shares				2,034,000
Issuance of common stock upon conversion of convertible notes	17,655,000									17,655,000
Issuance of common stock for settlement of share-based awards, Shares				9,176,000
Issuance of common stock for settlement of share-based awards	0			$ 1,000						(1,000)
Exercise of Legacy Fast Radius warrants, shares				2,240,000
Company vesting shares granted to Fast Radius shareholders										24,841,000			$ (24,841,000)
Exercise of Legacy Fast Radius warrants	$ 1,020,000									$ 1,020,000